Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Opportunity Fund

Supplement dated April 2, 2015

to Prospectus dated January 28, 2015

Effective April 2, 2015, the Prospectus is modified as follows:

On page 25 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2014” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

	1 year	5 years	10 years	Since Inception
BARON OPPORTUNITY FUND
Retail Shares (Inception date: 02-29-00)
Return before taxes	(1.67)%	12.60%	8.67%	5.10%
Return after taxes on distributions	(2.95)%	11.80%	8.28%	4.84%
Return after taxes on distributions and sale of Fund shares	0.07%	9.95%	7.04%	4.11%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	(1.40)%	12.90%	8.83%	5.21%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%	2.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	4.79%
Russell Midcap® Growth Index** (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%	3.70%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

**
Baron Opportunity Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before Baron Opportunity Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund’s strategy was to invest in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund’s investment strategy has shifted to investing in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investment strategy.

The Russell 3000® Growth Index is an unmanaged index of companies classified as growth among the largest 3,000 U.S. companies. The S&P 500 Index is an unmanaged index of larger-cap companies. The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies.

This information supplements the Prospectus dated January 28, 2015. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Opportunity Fund

Supplement dated April 2, 2015

to Prospectus dated January 28, 2015

Effective April 2, 2015, the Prospectus is modified as follows:

On page 25 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2014” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

	1 year	5 years	10 years	Since Inception
BARON OPPORTUNITY FUND
Retail Shares (Inception date: 02-29-00)
Return before taxes	(1.67)%	12.60%	8.67%	5.10%
Return after taxes on distributions	(2.95)%	11.80%	8.28%	4.84%
Return after taxes on distributions and sale of Fund shares	0.07%	9.95%	7.04%	4.11%
Institutional Shares* (Inception date: 05-29-09)
Return before taxes	(1.40)%	12.90%	8.83%	5.21%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%	2.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	4.79%
Russell Midcap® Growth Index** (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%	3.70%

*	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

**
Baron Opportunity Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before Baron Opportunity Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund’s strategy was to invest in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund’s investment strategy has shifted to investing in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investment strategy.

The Russell 3000® Growth Index is an unmanaged index of companies classified as growth among the largest 3,000 U.S. companies. The S&P 500 Index is an unmanaged index of larger-cap companies. The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies.

This information supplements the Prospectus dated January 28, 2015. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Baron Opportunity Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before Baron Opportunity Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund’s strategy was to invest in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund’s investment strategy has shifted to investing in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 3000® Growth Index is an unmanaged index of companies classified as growth among the largest 3,000 U.S. companies. The S&P 500 Index is an unmanaged index of larger-cap companies. The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies.
BARON OPPORTUNITY FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.67%)
5 years	rr_AverageAnnualReturnYear05	12.60%
10 years	rr_AverageAnnualReturnYear10	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.40%)	[1]
5 years	rr_AverageAnnualReturnYear05	12.90%	[1]
10 years	rr_AverageAnnualReturnYear10	8.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
BARON OPPORTUNITY FUND | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.95%)
5 years	rr_AverageAnnualReturnYear05	11.80%
10 years	rr_AverageAnnualReturnYear10	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.07%
5 years	rr_AverageAnnualReturnYear05	9.95%
10 years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
BARON OPPORTUNITY FUND | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.44%
5 years	rr_AverageAnnualReturnYear05	15.89%
10 years	rr_AverageAnnualReturnYear10	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
BARON OPPORTUNITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.69%
5 years	rr_AverageAnnualReturnYear05	15.45%
10 years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
BARON OPPORTUNITY FUND | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.90%	[2]
5 years	rr_AverageAnnualReturnYear05	16.94%	[2]
10 years	rr_AverageAnnualReturnYear10	9.43%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[2]

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.
[2]	Baron Opportunity Fund no longer considers the Russell Midcap® Growth Index an appropriate benchmark index. The Russell Midcap® Growth Index is included in the table above for comparison purposes for the period before Baron Opportunity Fund converted to an all-cap fund. Prior to February 20, 2015, the Fund’s strategy was to invest in companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Since then, the Fund’s investment strategy has shifted to investing in companies of all market capitalizations. The Adviser believes that the Russell 3000® Growth Index is more representative of the Fund’s current investment strategy.